INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,463,250
Ending balance	1,585,465	$ 1,463,250
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,463,250
Ending balance	1,585,465	1,463,250
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,533,024	7,208,457
Additions	669,825	324,567
Ending balance	8,202,849	7,533,024
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(6,069,774)	(5,454,876)
Amortization	(547,610)	(614,898)
Ending balance	$ (6,617,384)	$ (6,069,774)